Long-Term Equity Investments - Schedule of Comprehensive Income (Details) - Hangzhou Tangchuang [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Schedule of Comprehensive Income [Line Items]
Loss from continuing activities	$ (10)	$ (8)
Comprehensive income	$ (10)	$ (8)